Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000049235
Average Annual Return [Line Items]
Average Annual Return, Percent		22.46%	10.67%	8.42%
Without Sales Load [Member] | C000005489
Average Annual Return [Line Items]
Average Annual Return, Percent		22.77%	10.94%	8.69%
Without Sales Load [Member] | C000049234
Average Annual Return [Line Items]
Average Annual Return, Percent		22.15%	10.39%	8.14%
Without Sales Load [Member] | C000244820
Average Annual Return [Line Items]
Average Annual Return, Percent	18.95%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.72%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.26%	10.39%	8.08%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.26%	10.39%	8.08%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.26%	10.39%	8.08%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.10%